Apr. 30, 2018
ADVANCED SERIES TRUST
AST Goldman Sachs Strategic Income Portfolio
AST Managed Alternatives Portfolio

Supplement dated August 6, 2018 to the
Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) relating to the AST Goldman Sachs Strategic Income Portfolio (the Strategic Income Portfolio), the AST Managed Alternatives Portfolio (the Alternatives Portfolio) and the AST Managed Fixed Income Portfolio (collectively, the Portfolios) and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus and SAI.

New Subadvisory Arrangement, Name Change and Investment Strategy Change

The Board of Trustees of the Trust recently approved: (i) replacing Goldman Sachs Asset Management, L.P. (GSAM) as a subadviser to the Strategic Income Portfolio with Pacific Investment Management Company LLC (PIMCO or the Subadviser); (ii) changing the name of the Strategic Income Portfolio to the AST PIMCO Dynamic Bond Portfolio; and (iii) revising the investment strategy of the Strategic Income Portfolio. These changes are expected to become effective on or about September 17, 2018.

To reflect these changes, the Prospectus and the SAI are hereby revised as follows, effective September 17, 2018:

I.	All references to the AST Goldman Sachs Strategic Income Portfolio are hereby changed to AST PIMCO Dynamic Bond Portfolio.

II.	The description of the Principal Investment Strategies in the “SUMMARY: AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus relating to the Strategic Income Portfolio is hereby deleted and replaced with the description set forth below:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Portfolio will not be constrained by management against an index. The average portfolio duration of this Portfolio will normally vary from (negative) 2 years to positive 6 years based on the Subadviser’s forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Portfolio may invest in both investment-grade securities and high yield securities (commonly known as “junk bonds”) subject to a maximum of 40% of its total assets in securities rated below Baa by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by the Subadviser to be of comparable quality.

IV.	The table in the Principal Investment Strategies in the “SUMMARY: AST MANAGED ALTERNATIVES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus relating to the Alternatives Portfolio is hereby revised by deleting the row related to the Strategic Income Portfolio and replacing it with the following:

Underlying Fund Portfolio	Allocation(1)
AST PIMCO Dynamic Bond Portfolio	18%

(1) The allocations referenced in this table may change over time